Pensions and other post-retirement benefits - Change in fair value of plan assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	£ 715	£ (953)
Changes in net defined benefit liability (asset) [abstract]
Interest income	2	(38)	£ (23)
Employer contributions	300	274
Exchange adjustments	7	186	(97)
Acquisition of WPD	566	0
Reclassification to held for sale	(720)	49
Closing net defined benefit asset/(liability)	3,075	715	(953)
Actual return on plan assets	1,243	3,167
Expected contributions to plans in the following year	234	212
UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	1,035	1,520
Changes in net defined benefit liability (asset) [abstract]
Interest income	7	38	31
Employer contributions	167	138
Exchange adjustments	0	0	0
Acquisition of WPD	566	0
Reclassification to held for sale	(664)	0
Closing net defined benefit asset/(liability)	2,590	1,035	1,520
Actual return on plan assets	779	915
Expected contributions to plans in the following year	146	93
Actuarial loss arising from buy-in arrangement		100
US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	(22)	(1,113)
Changes in net defined benefit liability (asset) [abstract]
Interest income	0	(35)	(21)
Employer contributions	116	110
Exchange adjustments	11	83	(42)
Acquisition of WPD	0	0
Reclassification to held for sale	(45)	27
Closing net defined benefit asset/(liability)	484	(22)	(1,113)
Actual return on plan assets	367	1,359
Expected contributions to plans in the following year	74	113
US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	(298)	(1,360)
Changes in net defined benefit liability (asset) [abstract]
Interest income	(5)	(41)	(33)
Employer contributions	17	26
Exchange adjustments	(4)	103	(55)
Acquisition of WPD	0	0
Reclassification to held for sale	(11)	22
Closing net defined benefit asset/(liability)	1	(298)	(1,360)
Actual return on plan assets	97	893
Expected contributions to plans in the following year	14	6
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	24,388	23,748
Changes in net defined benefit liability (asset) [abstract]
Interest income	430	613
Return on plan assets in excess of interest	813	2,554
Administration costs	(20)	(18)
Employer contributions	300	274
Employee contributions	8	1
Benefits paid	(1,474)	(1,244)
Exchange adjustments	474	(980)
Acquisition of WPD	7,662	0
Reclassification to held for sale	(5,568)	(560)
Closing net defined benefit asset/(liability)	27,013	24,388	23,748
Plan assets | UK | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	14,680	14,364
Changes in net defined benefit liability (asset) [abstract]
Interest income	95	334
Return on plan assets in excess of interest	684	581
Administration costs	(11)	(9)
Employer contributions	167	138
Employee contributions	8	1
Benefits paid	(912)	(729)
Exchange adjustments	0	0
Acquisition of WPD	7,662	0
Reclassification to held for sale	(5,508)	0
Closing net defined benefit asset/(liability)	16,865	14,680	14,364
Plan assets | US | Pensions
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	6,909	6,972
Changes in net defined benefit liability (asset) [abstract]
Interest income	240	208
Return on plan assets in excess of interest	127	1,151
Administration costs	(7)	(7)
Employer contributions	116	110
Employee contributions	0	0
Benefits paid	(403)	(371)
Exchange adjustments	338	(721)
Acquisition of WPD	0	0
Reclassification to held for sale	(57)	(433)
Closing net defined benefit asset/(liability)	7,263	6,909	6,972
Plan assets | US | Other post-retirement benefits
Disclosure of net defined benefit liability (asset) [line items]
Opening net defined benefit asset/(liability)	2,799	2,412
Changes in net defined benefit liability (asset) [abstract]
Interest income	95	71
Return on plan assets in excess of interest	2	822
Administration costs	(2)	(2)
Employer contributions	17	26
Employee contributions	0	0
Benefits paid	(159)	(144)
Exchange adjustments	136	(259)
Acquisition of WPD	0	0
Reclassification to held for sale	(3)	(127)
Closing net defined benefit asset/(liability)	£ 2,885	£ 2,799	£ 2,412